UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2010

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Castle Point Capital Management, LLC
Address:  20 Horseneck Lane, 2nd Floor
          Greenwich Ct 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Andrew J. Turchin
Title:   Chief Financial Officer
Phone:   203-862-3162
Signature, Place, and Date of Signing:

  Andrew J. Turchin	Greenwich, CT 06830	May 06, 2010

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   26

Form 13F Information Table Value Total:    $294,053

List of Other Included Managers:

None
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                                                  FORM 13 F INFORMATION TABLE

Name of Issuer                       Title Cusip      Mkt Val     Shr/Prn     Shr/ Put/ Inv        Other     Voting Authority
                                     Class            (USD)       Amount     Prn   Call Discretion Managers Sole   Shared  None

AERCAP HOLDINGS NV ORD CMN            COM  N00985106   5,937,000     515,380 SH           SOLE             515,380
ANNALY CAPITAL MANAGEMENT, INC CMN    COM  035710409   8,590,000     500,000 SH           SOLE             500,000
ASSURANT, INC. CMN                    COM  04621X108  12,033,000     350,000 SH           SOLE             350,000
BLACKROCK INC. CMN                    COM  09247X101   4,355,000      20,000 SH           SOLE              20,000
CME GROUP INC. CMN CLASS A	      COM  12572Q105  15,806,000      50,000 SH           SOLE              50,000
CHUBB CORP CMN                        COM  171232101  10,370,000     200,000 SH           SOLE             200,000
FIRST CITIZENS BANKSHARES CLA CMN     COM  31946M103   5,316,000      26,746 SH           SOLE              26,746
FIRST FINANCIAL BANCORP CMN           COM  320209109   8,468,000     476,275 SH           SOLE             476,275
GENWORTH FINANCIAL INC CMN CLASS A    COM  37247D106   7,318,000     399,000 SH           SOLE             399,000
GOLDMAN SACHS GROUP, INC. CMN         COM  38141G104  17,063,000     100,000 SH           SOLE             100,000
JPMORGAN CHASE & CO CMN              COM  46625H100  22,375,000     500,000 SH           SOLE             500,000
MB FINANCIAL INC. NEW CMN             COM  55264U108  14,645,000     650,000 SH           SOLE             650,000
MASTERCARD INCORPORATED CMN CLASS A   COM  57636Q104  15,240,000      60,000 SH           SOLE              60,000
PENNYMAC MTG INVT TR CMN              COM  70931T103  12,458,000     750,000 SH           SOLE             750,000
PROGRESSIVE CORPORATION CMN           COM  743315103  10,500,000     550,000 SH           SOLE             550,000
REINSURANCE GROUP AMER INC CMN        COM  759351604  10,504,000     200,000 SH           SOLE             200,000
RENAISSANCE RE HOLDINGS LTD CMN       COM  G7496G103  11,920,000     210,000 SH           SOLE             210,000
CHARLES SCHWAB CORPORATION CMN        COM  808513105   9,345,000     500,000 SH           SOLE             500,000
SIGNATURE BANK CMN                    COM  82669G104   9,263,000     250,001 SH           SOLE             250,001
STARWOOD PROPERTY TRUST INC CMN       COM  85571B105  11,580,000     600,000 SH           SOLE             600,000
STATE STREET CORPORATION(NEW) CMN     COM  857477103  15,799,000     350,000 SH           SOLE             350,000
TD AMERITRADE HOLDING CORP CMN        COM  87236Y108   9,530,000     500,000 SH           SOLE             500,000
TWO HARBORS INVESTMENT CORP CMN       COM  90187B101   2,971,000     325,000 SH           SOLE             325,000
U.S. BANCORP CMN                      COM  902973304  20,704,000     800,000 SH           SOLE             800,000
UNITED AMERICA INDEMNITY LTD CMN CL A COM  90933T109   6,699,000     700,000 SH           SOLE             700,000
WESTERN UNION COMPANY CMN             COM  959802109  15,264,000     900,000 SH           SOLE             900,000
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